Warrants and Options (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Jan. 19, 2023	Feb. 21, 2020	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants						442,650
Warrant price per share			$ 2.79
Weighted average exercise price		$ 1.00
Stock repurchased and retired during period shares				211,000
Compensation expense					$ 9,387,965
Options outstanding			300,000	8,134,280	4,584,280
Warrants, Exercise Price			$ 1.00
Fair value			$ 142,169
Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense				$ 2,048,270
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding			8,250,950	8,250,950
Consulting Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option of granted				300,000
Weighted average exercise price				$ 1.00
Stock based expense				$ 142,169
Compensation expense			$ 791,425
PIPE Agreement [Member] | Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share	$ 1.00
Issuance of common stock warrants	$ 9,260,361
Warrant price per share	$ 0.125
PIPE Agreement [Member] | One Common Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercisable	4,315,787
PIPE Agreement [Member] | Two common warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercisable	4,315,787
Investor Relationship Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option of granted			300,000
Warrants, Expenses			$ 39,444
Fair value			$ 202,638
Vesting exercise peried			5 years
Vesting exercise price			$ 0.46
Investor Relationship Consulting Agreements [Member] | Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock warrants			$ 400,000
Warrants, Expenses			$ 364,960
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting exercise price			$ 0.49
Minimum [Member] | Investor Relationship Consulting Agreements [Member] | Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share			1.00
Warrants, Exercise Price			1.00
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting exercise price			$ 1.13
Options			50,000
Maximum [Member] | Investor Relationship Consulting Agreements [Member] | Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share			$ 1.40
Warrants, Exercise Price			$ 1.40
Officers Directors and Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option of granted				3,250,000	4,383,950
Weighted average exercise price				$ 0.76
Stock based expense				$ 2,048,270
Officers Directors and Employees [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price				$ 0.76	$ 0.25
Officers Directors and Employees [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price				$ 0.84	$ 5.59
Public Offering Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants				11,607,142
Warrant price per share				$ 2.79
Public Offering Warrants [Member] | Underwriter [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants				442,650
Warrant price per share				$ 3.50
Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants				2,260,000	2,760,000
Warrant price per share				$ 2.79	$ 6.00
Warrants terms				5 years	5 years
Convertible Note Warrants [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share				$ 1.00	$ 1.00
Convertible Note Warrants [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share				$ 6.00	$ 6.00
Convertible Note Warrants [Member] | Convertiable Promissory Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants					525,000